Other payables and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Governmental authorities	$ 17,206	$ 12,545
Accrued expenses	8,684	8,294
Accrued retention bonuses related to business combinations	1,572	482
Fair value of future hedging transactions	29	0
Other	1,839	1,942
Total other payables and accrued expenses	$ 29,330	$ 23,263